Supplemental Information - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 CAD ($)
Lease Liabilities
Supplemental Information Of Statements Of Operations [Line Items]
Interest expense on lease liabilities	$ 109